Acquisition (Details) - Schedule of unaudited pro-forma combined results of operations - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Plant Camp LLC [Member]
Acquisition (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues			$ 4,335,593	$ 1,213,430
Net loss attributable to common shareholders	$ (15,781,931)		$ (37,822,820)	$ (27,476,400)
Net loss per share (in Dollars per share)	$ (1.48)		$ (2.99)	$ (5.71)
Weighted average number of shares outstanding (in Shares)	10,690,318		12,652,470	4,812,153
WHE Agency, Inc. [Member]
Acquisition (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues			$ 4,916,777	$ 1,685,336
Net loss attributable to common shareholders		$ (14,689,511)	$ (37,707,250)	$ (27,235,057)
Net loss per share (in Dollars per share)		$ (0.77)	$ (2.98)	$ (5.66)
Weighted average number of shares outstanding (in Shares)		18,977,745	12,652,470	4,812,153
Dune, Inc [Member]
Acquisition (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues			$ 4,299,717	$ 1,212,870
Net loss attributable to common shareholders			$ (38,265,301)	$ (27,382,216)
Net loss per share (in Dollars per share)			$ (3.02)	$ (5.69)
Weighted average number of shares outstanding (in Shares)			12,652,470	4,812,153